Basis of preparation Impact of change in accounting standard IFRS16 (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [line items]
Property, plant and equipment	€ 527.7	€ 518.6	€ 501.6
Lease liabilities	89.3	94.1
Other provisions	29.0	29.8	36.5
Retained earnings	1,256.1	1,199.5
Profit (loss) before tax	145.3	277.9	253.6
Depreciation, right-of-use assets	€ 28.4	€ 26.7	€ 27.6
Impact on Earnings per share	€ 0.91	€ 1.41	€ 1.13
Loans and borrowings	€ 2,258.6	€ 2,151.4
Current	27.6	27.1
Provisions	1.4	2.7
Trade and other payables	795.3	829.6
Deferred hedging gains transferred to the carrying value of inventory	€ 10.8	€ 9.4	€ 4.2